Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
2
Check here if Amendment [ x]; Amendment Number:
This Amendment (Check only one.): [ x] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SFMG Wealth Advisors, Inc.

Address: 2500 Dallas Parkway, Suite 214
	 Plano, TX  75093


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig Greenway
Title:     Chief Compliance Officer
Phone:     972-960-6460


Signature, Place, and Date of Signing:

     /s/ Craig Greenway, Plano, TX,     August 9, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     497

Form13F Information Table Value Total:     $136118  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

FORM 13F INFORMATION TABLE
                                                           VALUE  SHARES/   SH/   PUT/  INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                    TITLEOFCLASS CUSIP       (x$1000PRM AMT   PRN   CALL  DSCRETN MANAGERS  SOLE    SHARED  NONE
------------------------------    ----------------------   ---------------  ------------------- --------  --------------------
1/100 Berkshire Htwy Cla          COM          084990175   375    300       SH          Sole                              300








